Cover	Mar. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2023
Entity File Number	000-53565
Entity Registrant Name	Blox, Inc.
Entity Central Index Key	0001428389
Entity Tax Identification Number	20-8530914
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	117 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	+618
Local Phone Number	929661669
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	BLXX
Security Exchange Name	NONE
Entity Emerging Growth Company	false